Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income tax expense
The provision for income tax expense consisted of the following for the years ended December 31, 2022, 2021 and 2020 (in thousands):

	December 31, 2022	December 31, 2021	December 31, 2020
Current:
Federal	$896	$72	$(242)
State	—	(34)	10

Total current income tax expense (benefit)	896	38	(232)

Deferred:
Federal	—	—	—
State	—	—	—

Total deferred income tax expense (benefit)	—	—	—

Income tax expense (benefit)	$896	$38	$(232)

Schedule of effective income tax rate
The difference between the statutory rate for U.S statutory rate of 21% and the effective income tax rate was as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Current:
Income taxes at statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	—	—	—
Non-taxed income	(18.4)	(21.4)	(21.5)
Federal Credits	0.8	1.8	2.3
Share-based compensation	(2.4)	—	—
Provision to return adjustment	—	—	0.2
Change in valuation allowance	(1.4)	(1.3)	(1.1)
Other	(0.2)	(0.2)	—

Effective income tax rate	(0.6)%	(0.1)%	0.9%

Schedule of components of deferred tax assets and liabilities
Components of the Company’s deferred tax assets and liabilities included in the consolidated balance sheet consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Deferred tax assets:
Accrued compensation	$678	$376
Federal credit carryforwards	227	939
Leases	10	28
Share-based compensation	637	—
Research and experimental costs capitalized	3,504	—
Start-up costs	35	39

Deferred tax assets before valuation allowance	5,091	1,382
Valuation allowance	3,332	1,237

Total deferred tax assets	$1,759	$145

Deferred tax liabilities:
Intangible assets	$45	$90
Fixed assets	1,708	47
Prepaid expenses	6	8

Total deferred income tax liabilities	1,759	145

Net deferred tax asset	$—	$—

Schedule of reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Unrecognized tax benefits (gross):
Benefits at the beginning of the year	$180	$—
Increase related to prior year tax positions	9	94
Decrease related to prior year tax positions	—	—
Increase related to current year tax positions	122	86

Benefits at the end of the year	$311	$180